Government Grants	12 Months Ended
Dec. 31, 2013
Government Grants
11. Government Grants

	December 31,	December 31,
	2013	2012
	(in thousands)
Received	$3,698	$3,473
Less accumulated amortization	(2,497)	(2,148)
Foreign exchange translation adjustment	398	337
	1,599	1,662
Less current portion	(240)	(235)
	$1,359	$1,427

Capital grants received may be refundable in full if certain events occur. Such events, as set out in the related grant agreements, include sale of the related asset, liquidation of the Company or failure to comply with other conditions of the grant agreements.  No loss contingency has been recognized as the likelihood of such events arising has been assessed as remote.  Government grants amortized to the profit and loss account amounted to $349,000 and $154,000 for the years ended December 31, 2013 and December 31, 2012 respectively.   As at December 31, 2013 the Company had $2.0 million in restricted retained earnings, pursuant to the terms of grant agreements.